Schedule of Bank Borrowings (Details) (Parenthetical)	Nov. 02, 2021 HKD ($)	May 31, 2021 HKD ($)	Dec. 22, 2020 HKD ($)	Apr. 25, 2019 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowed amount					$ 1,027,808	$ 8,025,434	$ 9,926,756
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowed amount	$ 2,847,150	$ 1,000,000	$ 5,000,000	$ 11,000,000
Debt instrument term	5 years	5 years	60 months	7 years
Interest rate	2.75%	2.75%	2.75%	4.125%